Schedule of estimated amortization expense (Details)	Dec. 31, 2025 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 933,671
2027	877,791
2028	668,082
2029	506,688
Total amortization expense	$ 2,986,232